Contract assets (Tables)	12 Months Ended
Dec. 31, 2024
Contract assets
Schedule of detailed information about contract assets

	Thousands of Euros
	31/12/2024	31/12/2023
Contract assets (gross)	36,074	47,839
Allowances for expected credit losses	(96)	(88)
Contract assets (net)	35,978	47,751